OPERATING LEASES	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
OPERATING LEASES
OPERATING LEASES
Leases as lessee
The Company leases a number of offices, warehouses, land and rail cars under operating leases. The leases run for a period of one to 16 years, with an option to renew the lease after that date. The Company has sublet office space and rail cars up to 2027 and has contracted sub-lease payments for a minimum of $85 million over the term. Refer to note 29 for further details regarding operating lease commitments.
Leases as lessor
Operating lease revenues are receivable as follows:

As at December 31
($ millions)	2018	2017
Less than 1 year	80	62
Between 1 and 5 years	376	246
More than 5 years	899	702
	1,355	1,010

The Company’ lease revenues are generated through minimum payments for certain pipeline and terminaling assets that run for a period of 25 to 30 years with options to renew for an additional 10 years. The carrying value of property, plant and equipment under lease at December 31, 2018 is $614 million (2017: $484 million). Total revenue earned from minimum lease payments was $78 million in 2018 (2017: $62 million).